Interest-bearing Financial Liabilities - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Fixed Rate Notes [Member] | Bottom of range [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.50%	2.50%
Fixed Rate Notes [Member] | Top of range [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.45%	3.45%
Term Loans [Member] | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.885%	2.885%
Term Loans [Member] | Unsecured Term Loans [Member] | TDF [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.25%	0.25%
Term Loans [Member] | Bottom of range [member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.79%	0.79%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.90%	3.90%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Bangko Sentralng Pilipinas Overnight Rate | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.50%	0.50%
Term Loans [Member] | Bottom of range [member] | Unsecured Term Loans [Member] | Floor Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.90%	3.90%
Term Loans [Member] | Top of range [member] | Others [Member] | London Interbank Offered Rate [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.05%	1.05%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.566%	6.7339%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Bangko Sentralng Pilipinas Overnight Rate | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.90%	0.90%
Term Loans [Member] | Top of range [member] | Unsecured Term Loans [Member] | Floor Rate [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	4.625%	4.50%
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	5.2813%
Philippine Peso Debts [Member] | Bottom of range [member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		5.225%
Philippine Peso Debts [Member] | Top of range [member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate		5.2813%